Acquisitions	12 Months Ended
Dec. 31, 2017
Acquisitions [Abstract]
ACQUISITIONS

4. ACQUISITION

TECO ENERGY INC.

On July 1, 2016, Emera acquired all of the outstanding common shares of TECO Energy for $27.55 US dollars (“USD”) per common share. The net cash purchase price totalled $8.4 billion ($6.5 billion USD), with an aggregate purchase price of $13.9 billion ($10.7 billion USD), including the assumption of $5.5 billion ($4.2 billion USD) in US debt on closing.

The majority of TECO Energy’s operations are subject to the rate-setting authority of the Federal Energy Regulatory Commission (“FERC”), FPSC, and New Mexico Public Regulation Commission (“NMPRC”), and are accounted for pursuant to USGAAP, including the accounting guidance for regulated operations. Except for unregulated long-term debt acquired and deferred taxes, fair values of tangible and intangible assets and liabilities subject to these rate-setting provisions approximate their carrying values due to the fact that a market participant would not expect to recover any more or less than their net carrying value. Accordingly, assets acquired and liabilities assumed and pro-forma financial information do not reflect any adjustments related to these amounts.

The acquisition is accounted for in accordance with the acquisition method of accounting. The excess of purchase price over estimated fair values of assets acquired and liabilities assumed has been recognized as goodwill at the acquisition date of July 1, 2016. The goodwill reflects the value paid for access to regulated assets, net income and cash flows in growth markets, opportunities for adjacency growth, long-term potential for enhanced access to capital as a result of increased scale and business diversity, and an improved earnings risk profile. The goodwill recognized as part of this transaction is not deductible for income tax purposes, and as such, no deferred taxes have been recorded related to this goodwill.

The following table summarizes the final allocation of the purchase consideration to the assets and liabilities acquired as at July 1, 2016 based on their fair values, using the July 1, 2016 exchange rate of $1.00 USD = $1.3009 CAD.

millions of Canadian dollars
Purchase Consideration	$8,447

Fair value assigned to net assets:
Current assets (1)	$619
Regulatory assets (including current portion)	624
Property, plant and equipment, net	10,023
Other long-term assets	71
Current liabilities	(747)
Assumed long-term debt (including current portion)	(5,409)
Regulatory liabilities (including current portion)	(1,117)
Deferred income taxes	(800)
Pension and post-retirement liabilities (including current portion)	(480)
Other long-term liabilities	(146)
$2,638
Cash and cash equivalents	38
Fair value of net assets acquired	$2,676
Goodwill	$5,771
(1) Includes accounts receivables with fair value of $334 million comprised of gross contract value of $337 million, and $3 million of contractual receivables not expected to be collected.

Goodwill has been allocated to the TECO Energy reporting units as follows:

millions of Canadian dollars
Reporting Unit	Goodwill

Tampa Electric	$4,552
PGS	744
New Mexico Gas	475
Goodwill	$5,771

Goodwill is subject to an annual assessment for impairment at the reporting unit level. Adverse changes in assumptions could result in a material impairment of Emera’s goodwill (refer to note 22).

Acquisition Related Expenses

There were no acquisition related expenses incurred for the year ended December 31, 2017. Acquisition related expenses totalled $250 million ($166 million after tax) for the year ended December 31, 2016. These acquisition related expenses were included in Interest expense, net and Operating, maintenance and general on the Consolidated Statements of Income.

For the	Year ended
millions of Canadian dollars	December 31
	2017	2016
Operating revenues – regulated gas	$-	$(10)
Operating, maintenance, and general	-	89
Interest expense, net	-	148
Other income (expenses), net	-	(3)
Income tax expense (recovery)	-	(84)
Acquisition related costs	$-	$166

Supplemental Pro Forma Data

The unaudited pro forma financial information below gives effect to the acquisition of TECO Energy as if the transaction had occurred at the beginning of 2016. This pro forma data is presented for information purposes only, and does not purport to be indicative of the results that would have occurred had the acquisition taken place at the beginning of 2016, nor is it indicative of the results that may be expected in future periods.

Pro forma net income attributable to common shareholders excludes all non-recurring acquisition-related expenses incurred by TECO Energy and Emera and includes adjustments for pro forma financing costs associated with the acquisition. Total after-tax adjustments increased pro forma net income attributable to common shareholders by $53 million for the year ended December 31, 2016.

For the
millions of Canadian dollars	Year ended December 31, 2016
Pro forma operating revenues	$6,034
Pro forma net income attributable to common shareholders	$386